UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : March 31, 2009
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	May 4, 2009



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 43

Form 13F Information Table Value Total : $79,801

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1669    35000 SH       Sole                    35000
Activision Blizzard, Inc       COM              00507V109     3645   348425 SH       Sole                   348425
Adobe Systems Inc              COM              00724F101     3420   159875 SH       Sole                   159875
Advent Software                COM              007974108     4662   139945 SH       Sole                   139945
Akamai Technologies            COM              00971T101     3221   166050 SH       Sole                   166050
Alexza Pharmaceuticals         COM              015384100      224   101475 SH       Sole                   101475
Apple Computer                 COM              037833100      221     2100 SH       Sole                     2100
Automatic Data Processing, Inc COM              053015103      243     6911 SH       Sole                     6911
BP Amoco PLC                   COM              055622104      764    19054 SH       Sole                    19054
Berk. Hath. Class A            COM              084670108     1300       15 SH       Sole                       15
Berk. Hath. Class B            COM              084670207     1717      609 SH       Sole                      609
Cavium Networks, Inc.          COM              14965A101     3238   280575 SH       Sole                   280575
Cisco Systems                  COM              17275R102      422    25150 SH       Sole                    25150
Constant Contact, Inc          COM              210313102     2370   169374 SH       Sole                   169374
Data Domain, Inc.              COM              23767P109     3610   287213 SH       Sole                   287213
Dolby Laboratories, Inc.       COM              25659T107     3786   111005 SH       Sole                   111005
EMC Corporation                COM              268648102     1007    88348 SH       Sole                    88348
Electronic Arts                COM              285512109     4279   235246 SH       Sole                   235246
EnerNOC, Inc                   COM              292764107      651    44790 SH       Sole                    44790
FormFactor, Inc.               COM              346375108     1226    68012 SH       Sole                    68012
General Electric               COM              369604103      566    56016 SH       Sole                    56016
General Mills                  COM              370334104      665    13336 SH       Sole                    13336
Google Inc                     COM              38259P508     2330     6693 SH       Sole                     6693
Halliburton Co.                COM              406216101      309    20000 SH       Sole                    20000
IBM                            COM              459200101     2143    22116 SH       Sole                    22116
InnerWorkings, Inc.            COM              45773Y105      468   109262 SH       Sole                   109262
Intel Corp.                    COM              458140100      751    50000 SH       Sole                    50000
Intuit, Inc.                   COM              461202103     3138   116239 SH       Sole                   116239
Johnson & Johnson              COM              478160104      848    16128 SH       Sole                    16128
Linear Technology              COM              535678106     4823   209894 SH       Sole                   209894
Marvell Technology             COM              G5876H105     1924   210062 SH       Sole                   210062
NetSuite Inc.                  COM              64118Q107     1983   176150 SH       Sole                   176150
Neutral Tandem                 COM              64128B108     1818    73882 SH       Sole                    73882
Omniture, Inc.                 COM              68212S109     3106   235450 SH       Sole                   235450
Oracle Corporation             COM              68389X105      184    10200 SH       Sole                    10200
Pfizer, Inc.                   COM              717081103      454    33300 SH       Sole                    33300
Salesforce.com Inc.            COM              79466L302     3018    92195 SH       Sole                    92195
Schering-Plough                COM              806605101      942    40000 SH       Sole                    40000
Schlumberger Ltd.              COM              806857108      650    16000 SH       Sole                    16000
SuccessFactors, Inc            COM              864596101     2648   347025 SH       Sole                   347025
Target CP                      COM              239753106      452    13140 SH       Sole                    13140
VMWare                         COM              928563402     1956    82800 SH       Sole                    82800
eHealth, Inc.                  COM              28238P109     2948   184147 SH       Sole                   184147